Income taxes - Summary a Reconciliation of the Differences Between the Japanese Statutory Tax Rate and the Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory tax rate	31.50%	31.50%
Non-deductible expenses	0.20%	0.20%
Income tax credits	(1.90%)	(1.40%)
Change in statutory tax rate	(0.20%)	(0.10%)
Change in unrecognized tax assets (other than the reversal of a previous write-down of the deferred tax assets below)	(3.70%)	(5.50%)
Reversal of a previous write-down recorded against deferred tax assets of the consolidated tax filing group in the United States		(6.60%)
Reversal of a previous write-down recorded of the deferred tax assets relating to the national tax of Sony Group Corporation and its national tax filing group in Japan		(21.50%)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	1.00%	0.70%
Lower tax rate applied to life and non-life insurance business in Japan	(0.40%)	(0.50%)
Foreign income tax differential	(5.50%)	(4.40%)
Adjustments to tax reserves	0.80%	(0.40%)
Controlled Foreign Company taxation in Japan	(1.80%)	3.00%
Other	0.50%	0.40%
Effective income tax rate	20.50%	(4.60%)